Ordinary Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

According to the Restructuring Plan, the ten management shares of par value of $0.01 have been cancelled, and the 256,571 issued participating shares of par value of $0.01 have been compulsorily redeemed and 4,743,419 unissued participating shares of par value of $0.01 each have been cancelled. Meanwhile, the Company has an authorized share capital consisting of 100,000,000 ordinary shares (the “Ordinary Shares”), par value $1.00 per share, and 25,657,110 shares was issued to the original investors.

During the period March 1, 2017 through October 13, 2017, 2,207,025 of the Company’s Ordinary Shares were issued at a price of $3.90 per share.

On October 13, 2017, a resolution was passed at a general meeting of the Company that: (i) 72,135,865 of authorized but unissued Ordinary Shares of the Company were replaced with 54,573,620 Class A ordinary shares (the “Class A Ordinary Shares”) of par value of $1.00 per share and 17,562,245 Class B ordinary shares (the “Class B Ordinary Shares”) of par value of $1.00 per share, respectively; (ii) 24,930,839 issued Ordinary Shares, which were issued to three shareholders, were converted into 2,493,085 Class A Ordinary Shares of par value of $1.00 per share and 22,437,754 Class B Ordinary Shares of par value of $1.00 per share; and (iii) 2,933,296 issued Ordinary Shares, which were issued to 24 shareholders, were converted into 2,933,296 Class A Ordinary Shares of par value of $1.00 per share.

On December 17, 2018, the Group consummated its IPO of 761,419 Class A Ordinary Shares. The shares were sold at a price of $15.80 per share, generating gross proceeds to the Group of approximately $12,030,420. At the completion of the IPO, $1,732,229 offering costs was charged to additional paid-in capital. Following the consummation of the IPO and automatic conversion of the Notes and the Bonds (see Note 14), there were an aggregate of 6,537,269 Class A Ordinary Shares issued and outstanding as of December 31, 2018.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for the following: (i) each Class A Ordinary Share is entitled to one vote while each Class B Ordinary Share is entitled to ten votes; and (ii) each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time while Class A Ordinary Shares are not convertible under any circumstances.

Share option plan

A total of 5,500,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the 2017 Omnibus Incentive Plan (the “2017 Share Option Plan”). Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the board of directors. As of December 31, 2018, 5,500,000 shares were available for future grant under the 2017 Share Option Plan.